Appendix I - Information on Group Companies, Associates and others (Details)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Diagnostic Grifols, S.A.
Information on group companies associates and others
Proportion of indirect ownership interest	55.00%	100.00%	100.00%
Instituto Grifols, S.A.
Information on group companies associates and others
Proportion of direct ownership interest	99.998%	99.998%	99.998%
Proportion of indirect ownership interest	0.002%	0.002%	0.002%
Grifols Worldwide Operations Spain, S.A (formerly Logister, S.A.) Merged with Grifols International in 2018
Information on group companies associates and others
Proportion of indirect ownership interest			100.00%
Laboratorios Grifols, S.A.
Information on group companies associates and others
Proportion of direct ownership interest	98.60%	98.60%	98.60%
Proportion of indirect ownership interest	1.40%	1.40%	1.40%
Biomat, S.A.
Information on group companies associates and others
Proportion of direct ownership interest	99.90%	99.90%	99.90%
Proportion of indirect ownership interest	0.10%	0.10%	0.10%
Grifols Engineering, S.A.
Information on group companies associates and others
Proportion of direct ownership interest	99.95%	99.95%	99.95%
Proportion of indirect ownership interest	0.05%	0.05%	0.05%
Biomat USA, Inc.
Information on group companies associates and others
Proportion of indirect ownership interest	100.00%	100.00%	100.00%
Grifols Biologicals LLC
Information on group companies associates and others
Proportion of indirect ownership interest	100.00%	100.00%	100.00%
Grifols Australia Pty Ltd.
Information on group companies associates and others
Proportion of direct ownership interest	100.00%	100.00%	100.00%
Medion Grifols Diagnostic AG
Information on group companies associates and others
Proportion of indirect ownership interest	55.00%	100.00%	100.00%
Grifols Therapeutics LLC
Information on group companies associates and others
Proportion of indirect ownership interest	100.00%	100.00%	100.00%
Talecris Plasma Resources, Inc.
Information on group companies associates and others
Proportion of indirect ownership interest	100.00%	100.00%	100.00%
Grifols Worldwide Operations Limited
Information on group companies associates and others
Proportion of direct ownership interest	100.00%	100.00%	100.00%
Progenika Biopharma, S.A.
Information on group companies associates and others
Proportion of direct ownership interest	91.88%	99.998%
Proportion of indirect ownership interest	8.12%		90.23%
Asociacion I+D Progenika
Information on group companies associates and others
Proportion of indirect ownership interest		99.998%	90.23%
Grifols Diagnostics Solutions Inc (formerly G-C Diagnostics Corp.)
Information on group companies associates and others
Proportion of direct ownership interest		100.00%	100.00%
Proportion of indirect ownership interest	55.00%
Grifols Worldwide Operations USA Inc.
Information on group companies associates and others
Proportion of indirect ownership interest	100.00%	100.00%	100.00%
Grifols Asia Pacific Pte, Ltd
Information on group companies associates and others
Proportion of direct ownership interest	100.00%	100.00%	100.00%
Grifols Movaco, S.A.
Information on group companies associates and others
Proportion of direct ownership interest	99.999%	99.999%	99.999%
Proportion of indirect ownership interest	0.001%	0.001%	0.001%
Grifols Portugal Productos Farmacuticos e Hospitalares, Lda.
Information on group companies associates and others
Proportion of direct ownership interest	0.01%	0.01%	0.01%
Proportion of indirect ownership interest	99.99%	99.99%	99.99%
Grifols Chile, S.A.
Information on group companies associates and others
Proportion of direct ownership interest	99.00%	99.00%	99.00%
Grifols USA, LLC.
Information on group companies associates and others
Proportion of indirect ownership interest	100.00%	100.00%	100.00%
Grifols Argentina, S.A.
Information on group companies associates and others
Proportion of direct ownership interest	95.01%	95.01%	95.01%
Proportion of indirect ownership interest	4.99%	4.99%	4.99%
Grifols s.r.o.
Information on group companies associates and others
Proportion of direct ownership interest	100.00%	100.00%	100.00%
Grifols (Thailand) Ltd
Information on group companies associates and others
Proportion of indirect ownership interest	48.00%	48.00%	48.00%
Grifols Malaysia Sdn Bhd
Information on group companies associates and others
Proportion of indirect ownership interest	30.00%	30.00%	30.00%
Grifols International, S.A.
Information on group companies associates and others
Proportion of direct ownership interest	99.998%	99.998%	99.998%
Proportion of indirect ownership interest	0.002%	0.002%	0.002%
Grifols Italia S.p.A
Information on group companies associates and others
Proportion of direct ownership interest	100.00%	100.00%	100.00%
Grifols UK Ltd.
Information on group companies associates and others
Proportion of direct ownership interest	100.00%	100.00%	100.00%
Grifols Brasil, Lda.
Information on group companies associates and others
Proportion of direct ownership interest	100.00%	100.00%	100.00%
Proportion of indirect ownership interest	0.00%
Grifols France, S.A.R.L.
Information on group companies associates and others
Proportion of direct ownership interest	99.99%	99.99%	99.99%
Proportion of indirect ownership interest	0.01%	0.01%	0.01%
Grifols Polska Sp.z.o.o.
Information on group companies associates and others
Proportion of direct ownership interest	100.00%	100.00%	100.00%
Logstica Grifols, S.A. de C.V.
Information on group companies associates and others
Proportion of direct ownership interest	99.99%	99.99%	99.99%
Proportion of indirect ownership interest	0.01%	0.01%	0.01%
Grifols Mexico, S.A. de C.V.
Information on group companies associates and others
Proportion of direct ownership interest	99.98%	99.98%	99.98%
Proportion of indirect ownership interest	0.02%	0.02%	0.02%
Medion Diagnostics GmbH
Information on group companies associates and others
Proportion of indirect ownership interest		100.00%	100.00%
Grifols Nordic, AB
Information on group companies associates and others
Proportion of direct ownership interest	100.00%	100.00%	100.00%
Grifols Colombia, Ltda
Information on group companies associates and others
Proportion of direct ownership interest	99.99%	99.99%	99.99%
Proportion of indirect ownership interest	0.01%	0.01%	0.01%
Grifols Deutschland GmbH
Information on group companies associates and others
Proportion of direct ownership interest	100.00%	100.00%	100.00%
Grifols Canada, Ltd.
Information on group companies associates and others
Proportion of indirect ownership interest	100.00%	100.00%	100.00%
Grifols Pharmaceutical Technology (Shanghai) Co., Ltd. (formerly Grifols Pharmaceutical Consulting (Shanghai) Co., Ltd.)
Information on group companies associates and others
Proportion of direct ownership interest	100.00%	100.00%	100.00%
Grifols Switzerland AG
Information on group companies associates and others
Proportion of direct ownership interest	100.00%	100.00%	100.00%
Grifols (H.K.), Limited
Information on group companies associates and others
Proportion of indirect ownership interest	55.00%	100.00%	100.00%
Grifols Japan K.K.
Information on group companies associates and others
Proportion of direct ownership interest	100.00%	100.00%	100.00%
Grifols India Healthcare Private Ltd
Information on group companies associates and others
Proportion of direct ownership interest	99.984%	99.984%	99.984%
Proportion of indirect ownership interest	0.016%	0.016%	0.016%
Grifols Diagnostics Equipment Taiwan Limited
Information on group companies associates and others
Proportion of direct ownership interest	100.00%	100.00%	100.00%
Grifols Viajes, S.A.
Information on group companies associates and others
Proportion of direct ownership interest	99.90%	99.90%	99.90%
Proportion of indirect ownership interest	0.10%	0.10%	0.10%
Squadron Reinsurance Designated Activity Company (formerly Squadron Reinsurance Ltd.)
Information on group companies associates and others
Proportion of indirect ownership interest	100.00%	100.00%	100.00%
Grifols Shared Services North America, Inc. (formerly Grifols Inc.)
Information on group companies associates and others
Proportion of direct ownership interest	100.00%	100.00%	100.00%
Gripdan Invest, S.L
Information on group companies associates and others
Proportion of direct ownership interest	100.00%	100.00%	100.00%
Gri-Cel, S.A.
Information on group companies associates and others
Proportion of direct ownership interest		0.001%	0.001%
Proportion of indirect ownership interest		99.999%	99.999%
Araclon Biotech, S.L.
Information on group companies associates and others
Proportion of indirect ownership interest	75.10%	73.22%	73.22%
VCN Bioscience, S.L.
Information on group companies associates and others
Proportion of indirect ownership interest	81.34%	81.34%	81.34%
Grifols Innovation and New Technologies Limited
Information on group companies associates and others
Proportion of indirect ownership interest	100.00%	100.00%	100.00%
PBS Acquisition Corp.
Information on group companies associates and others
Proportion of indirect ownership interest		100.00%	100.00%
Kiro Grifols S. L (formerly Kiro Robotics S.L)
Information on group companies associates and others
Proportion of direct ownership interest	90.00%	90.00%	90.00%
Chiquito Acquisition Corp.
Information on group companies associates and others
Proportion of indirect ownership interest	100.00%	100.00%	100.00%
Aiges Minerals de Vilajuiga, S.A.
Information on group companies associates and others
Proportion of direct ownership interest	99.99%	100.00%
Proportion of indirect ownership interest	0.01%
Goetech LLC (D/B/A Medkeeper)
Information on group companies associates and others
Proportion of indirect ownership interest	54.76%	54.76%
Interstate Blood Bank, Inc
Information on group companies associates and others
Proportion of indirect ownership interest	100.00%
Aradigm Corporation
Information on group companies associates and others
Proportion of indirect ownership interest	35.13%	35.13%	35.13%
TiGenix N.V.
Information on group companies associates and others
Proportion of indirect ownership interest			14.18%
Mecwins, S.L.
Information on group companies associates and others
Proportion of indirect ownership interest	24.99%	24.99%	8.42%
Alkahest, Inc.
Information on group companies associates and others
Proportion of indirect ownership interest	47.58%	47.58%	47.58%
Albajuna Therapeutics, S.L
Information on group companies associates and others
Proportion of indirect ownership interest	49.00%	30.00%	30.00%
Interstate Blood Bank, Inc. (USA)
Information on group companies associates and others
Proportion of indirect ownership interest		49.19%	49.19%
Bio Blood Components Inc.
Information on group companies associates and others
Proportion of indirect ownership interest		48.972%	48.972%
Plasma Biological Services, LLC.
Information on group companies associates and others
Proportion of indirect ownership interest		48.90%	48.90%
Singulex, Inc.
Information on group companies associates and others
Proportion of indirect ownership interest	19.33%	19.33%	19.33%
Aigues Minerals de Vilajuiga S. A.
Information on group companies associates and others
Proportion of direct ownership interest			50.00%
Access Biologicals, LLC
Information on group companies associates and others
Proportion of indirect ownership interest	49.00%	49.00%	49.00%
Access Biologicals IC - DISC, Inc.
Information on group companies associates and others
Proportion of indirect ownership interest	49.00%	49.00%	49.00%
Access Cell Culture, LLC.
Information on group companies associates and others
Proportion of indirect ownership interest	49.00%	49.00%	49.00%
Access Manufacturing, LLC.
Information on group companies associates and others
Proportion of indirect ownership interest		49.00%	49.00%
Access Plasma, LLC.
Information on group companies associates and others
Proportion of indirect ownership interest	49.00%	49.00%	49.00%
GigaGen Inc.
Information on group companies associates and others
Proportion of indirect ownership interest	43.96%	43.96%	43.96%
Plasmavita HealthCare
Information on group companies associates and others
Proportion of indirect ownership interest	50.00%	50.00%
Medcom Advance, S.A.
Information on group companies associates and others
Proportion of indirect ownership interest	45.00%
Plasmavita Healthcare II GmbH
Information on group companies associates and others
Proportion of indirect ownership interest	50.00%